CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 439,731	$ 62,881	¥ 592,721
Restricted cash	1,990	285	3,567
Short-term investments	298,290	42,655	63,064
Accounts receivable, net	381,243	54,517	418,644
Inventories	140,776	20,131	174,741
Prepayment and other current assets	139,117	19,892	154,331
Total current assets	1,722,506	246,315	1,486,768
Non-current assets:
Property, equipment and software, net	44,603	6,378	46,725
Operating lease right-of-use assets, net	46,943	6,713	68,494
Long-term investments	19,811	2,833	72,380
Goodwill	109,944	15,722	109,944
Other assets, net	31,238	4,467	30,084
Total non-current assets	252,539	36,113	327,627
Total assets	1,975,045	282,428	1,814,395
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB45,358 and RMB45,085 as of December 31, 2024 and 2025, respectively)	110,003	15,730	145,148
Payroll payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB28,009 and RMB27,824 as of December 31, 2024 and 2025, respectively)	294,824	42,159	264,520
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB856,003 and RMB748,455 as of December 31, 2024 and 2025, respectively)	847,707	121,220	961,024
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB16,491 and RMB19,048 as of December 31, 2024 and 2025, respectively)	43,515	6,223	37,603
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB210,531 and RMB331,137 as of December 31, 2024 and 2025, respectively)	738,045	105,540	638,660
Total current liabilities	2,934,912	419,687	2,946,952
Non-current liabilities:
Long-term lease liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB14,555 and RMB16,320 as of December 31, 2024 and 2025, respectively)	18,840	2,694	25,566
Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB13,907 and RMB15,127 as of December 31, 2024 and 2025, respectively)	28,802	4,119	18,189
Total non-current liabilities	974,230	139,313	956,755
Total liabilities	3,909,142	559,000	3,903,707
Commitments and contingencies (Note 18)
Shareholders' deficit:
Additional paid-in capital	4,055,956	579,994	4,043,781
Treasury stock (Note 13)	(175,998)	(25,167)	(210,787)
Accumulated deficit	(5,761,700)	(823,914)	(5,867,042)
Accumulated other comprehensive loss	(99,949)	(14,293)	(111,539)
Statutory reserves	7,576	1,083	5,549
Noncontrolling interests	39,961	5,714	50,646
Total shareholders' deficit	(1,934,097)	(276,572)	(2,089,312)
Total liabilities and shareholders' deficit	1,975,045	282,428	1,814,395
NetEase Group [Member]
Current assets:
Amounts due from NetEase Group	321,359	45,954	79,700
Current liabilities:
Amounts due to NetEase Group (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB3,959 and RMB3,352 as of December 31, 2024 and 2025, respectively)	22,818	3,263	21,997
Short-term loan from NetEase Group	878,000	125,552	878,000
Non-current liabilities:
Long-term loans from NetEase Group	926,588	132,500	913,000
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56